Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	₩ 38,843	₩ 26,998
Current financial assets at amortized costs	28,905	16,762
Non-current financial assets at amortized costs	9,938	10,236
Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	38,843	26,998
Current financial assets at amortized costs	28,905	16,762
Non-current financial assets at amortized costs	9,938	10,236
Government bonds
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,528	1,920
Government bonds | Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,528	1,920
Others
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	37,315	25,078
Others | Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	₩ 37,315	₩ 25,078